13. Issued Capital (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Ordinary shares
	Fully paid ordinary shares (Issued and authorised)
	2019 Number	2019 $	2018 Number	2018 $
At the beginning of reporting period	40,870,275	523,197	40,870,275	523,197
Ordinary shares issued	-	-	-	-
At reporting date	40,870,275	523,197	40,870,275	523,197